CONVERTIBLE NOTE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTE
Working Capital Loans received from ConnectM	$ 0	$ 445,000	$ 0
Convertible note
CONVERTIBLE NOTE
Due to related parties, current	$ 445,000	$ 445,000